IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	$ 745,508	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 5,880	$ 7,770
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 4,940	$ 6,780
Exposure percentage	84.00%	87.30%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 930	$ 970
Exposure percentage	15.80%	12.50%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 10
Exposure percentage	0.20%	0.10%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 10
Exposure percentage		0.10%